Interests in joint operations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of joint operations [abstract]
Schedule of joint operations
The Group’s share of the assets, liabilities, revenue and expenses of the joint operations which are included in the consolidated financial statements is as follows:
Kroondal Mine

Figures in million – SA rand	2021	2020	2019
Gain/(loss) on foreign exchange differences	127	(16)	(63)
Profit before tax	6,557	4,814	2,062
Profit for the year	6,556	4,814	2,061
Non-current assets	636	800	946
Current assets	3,357	3,894	2,303
Non-current liabilities	(13)	(7)	—
Current liabilities	(493)	(436)	(353)
Net assets (50%)	3,487	4,251	2,896